Related Party Debt (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended		9 Months Ended
	Apr. 02, 2015	Apr. 30, 2015	Mar. 31, 2015	Sep. 30, 2016	Mar. 31, 2015	Sep. 30, 2016
Proceeds from member of management			$ 2,000,000		$ 275,000	$ 2,000,000
Debt instruments interest rate				10.00%		10.00%
Debt instruments maturtity date	Jun. 30, 2015	Jul. 21, 2015	Mar. 31, 2020			Mar. 31, 2020
Debt discount						$ 42,742
Series B Preferred Stock [Member]
Proceeds from preferred stock			176,734	30,000		53,073
Member of Management [Member]
Proceeds from member of management			$ 60,000